Patents - Schedule of Patents (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Net Book Value	$ 123,351	$ 155,213
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	345,603	357,059
Accumulated Amortization	222,252	201,846
Net Book Value	$ 123,351	$ 155,213